CHANGES IN ACCOUNTING POLICIES - Disclosure of cumulative effect of changes made to statement of financial position for adoption of IFRS (Details) - CAD ($)	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Property and equipment	$ 2,796,894		$ 1,302,884	$ 1,001,038
Lease liability (current)	(175,620)
Lease liability (non-current)	$ (356,728)
Previously stated [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Property and equipment		$ 1,302,884
Lease liability (current)		0
Lease liability (non-current)		0
Total		1,302,884
IFRS 16 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Property and equipment		1,947,936
Lease liability (current)		(173,093)
Lease liability (non-current)		(471,959)
Total		1,302,884
IFRS 16 [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Property and equipment		645,052
Lease liability (current)		(173,093)
Lease liability (non-current)		(471,959)
Total		$ 0